Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
6. Property, plant and equipment

The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as at April 1, 2017	Rs.	3,868	Rs.	21,291	Rs.	62,429	Rs.	5,155	Rs.	751	Rs.	93,494
Additions		324		1,030		5,458		507		293		7,612
Disposals		(7)		(42)		(1,071)		(154)		(275)		(1,549)
Effect of changes in foreign exchange rates		31		162		399		36		1		629
Balance as at March 31, 2018	Rs.	4,216	Rs.	22,441	Rs.	67,215	Rs.	5,544	Rs.	770	Rs.	100,186

Balance as at April 1, 2018	Rs.	4,216	Rs.	22,441	Rs.	67,215	Rs.	5,544	Rs.	770	Rs.	100,186
Additions		3		1,476		6,002		707		125		8,313
Disposals (1) (2)		(51)		(892)		(2,444)		(541)		(120)		(4,048)
Effect of changes in foreign exchange rates		24		81		167		7		-		279
Balance as at March 31, 2019	Rs.	4,192	Rs.	23,106	Rs.	70,940	Rs.	5,717	Rs.	775	Rs.	104,730

Accumulated Depreciation
Balance as at April 1, 2017	Rs.	38	Rs.	5,318	Rs.	33,225	Rs.	4,007	Rs.	392	Rs.	42,980
Depreciation for the year		-		972		6,455		613		245		8,285
Disposals		-		(29)		(955)		(144)		(264)		(1,392)
Effect of changes in foreign exchange rates		-		82		260		29		1		372
Balance as at March 31, 2018	Rs.	38	Rs.	6,343	Rs.	38,985	Rs.	4,505	Rs.	374	Rs.	50,245

Balance as at April 1, 2018	Rs.	38	Rs.	6,343	Rs.	38,985	Rs.	4,505	Rs.	374	Rs.	50,245
Depreciation for the year		-		1,040		6,538		614		170		8,362
Impairment		12		59		17		1		-		89
Disposals (1)(2)		(50)		(612)		(1,945)		(523)		(102)		(3,232)
Effect of changes in foreign exchange rates		-		43		47		6		-		96
Balance as at March 31, 2019	Rs.	-	Rs.	6,873	Rs.	43,642	Rs.	4,603	Rs.	442	Rs.	55,560

Net carrying value
As at April 1, 2017	Rs.	3,830	Rs.	15,973	Rs.	29,204	Rs.	1,148	Rs.	359	Rs.	50,514
As at March 31, 2018	Rs.	4,178	Rs.	16,098	Rs.	28,230	Rs.	1,039	Rs.	396	Rs.	49,941
Add: Capital-work-in-progress											Rs.	7,928
Total as at March 31, 2018											Rs.	57,869
As at March 31, 2019	Rs.	4,192	Rs.	16,233	Rs.	27,298	Rs.	1,114	Rs.	333	Rs.	49,170
Add: Capital-work-in-progress											Rs.	4,918
Total as at March 31, 2019											Rs.	54,088

(Gain)/loss on disposal during the year

(1)
 During the three months ended September 30, 2018, the Company sold its subsidiary Dr. Reddy’s Laboratories Tennessee, LLC and certain related assets to Neopharma Inc., resulting in the disposition of the Company’s formulations manufacturing facility and related assets in Bristol, Tennessee.

The aforesaid transaction pertains to the Company’s Global Generics segment.

The below table captures the accounting implications of such transaction:

Particulars	Amount
Impairment loss on items of property, plant and equipment measured under IFRS 5, Non-current assets held for sale and discontinued operations	Rs.	94
Reclassification of cumulative amount of foreign exchange gain relating to the foreign operation from FCTR to the income statement	Rs.	113

(2)
 During the three months ended December 31, 2018, the Company sold one of its API manufacturing business units located in Jeedimetla, Hyderabad to Therapiva Private Limited. This sale was done on a slump sale basis (an Indian tax law concept which refers to the transfer of a business as a going concern without values being assigned to individual assets and liabilities), including all related property, plant and equipment, current assets, current liabilities, and transfer of employees. An amount of Rs.423 representing the profit on the sale of such business unit was included under the heading “Other income, net”.

Capital commitments

As of March 31, 2019 and 2018, the Company was committed to spend Rs.2,495 and Rs. 3,788, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of such purchase commitments.

Interest capitalization

During the years ended March 31, 2019 and 2018, the Company capitalized interest cost of Rs.74 and Rs. 71, respectively, with respect to qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2019 and 2018 was approximately 3.21% and 2.76%, respectively.

Assets acquired under finance leases

Property, plant and equipment include Rs.463 and Rs. 502 of assets acquired (net of accumulated depreciation) under finance leases as of March 31, 2019 and 2018, respectively.